Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
2022	¥ 34,266
2023	48,943
2024	49,242
2025	51,461
2026	52,857
2027 and thereafter	409,773
Total future lease payments	646,542
Less: Imputed interest	228,099
Total lease liability balance	¥ 418,443